U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Investments, 211
Main Street, San Francisco, CA 94105.



2
Name of each
series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab 1000 Index Fund



3
Investment Company Act File
Number: 811-6200.
Securities Act File Number: 	33-37459.



4 (a)
Last
day of fiscal year for which this Form is filed:
October 31, 2011



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being
filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last
time the issuer will be filing this Form.




5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f)
:
$419,087,469



   (ii)
Aggregate price of
securities redeemed or repurchased during the
fiscal year:
$660,242,679



 (iii)
Aggregate price
of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$2,446,005,842




  (iv)
Total available redemption credits
[add Items 5(ii) and 5(iii)]:
$3,106,248,521




(v)
Net sales - If Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
$0



 (vi)
Redemption credits available
for use in future years - if Item 5(i) is less
than Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
($2,687,161,052)



(vii)
Multiplier
for determining registration fee
(See instruction C.9):
x  0.0001146



(viii)

Registration fee due [multiply Item 5(v) by
Item 5(vii)] enter  " 0 " if no fee is due.
=
$0



6
Prepaid Shares


If the response to
Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.
If there is a number of shares or other units
 that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest
due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year
(See Instruction D):
+  $0



8
Total amount
of the registration fee due plus any interest
due [line 5(viii) plus line 7]:
=  $0



9
Date
the registration fee and any interest payment was sent to the Commission's lockbox depository:






Method of Delivery:     N/A





	[] Wire
Transfer
[  ] Mail or other means


SIGNATURES

This report has been signed below by the following
persons on behalf of the issuer
and in the capacities and on the dates indicated.
By:
/s/ James D. Pierce

James D. Pierce

Assistant
 Treasurer, SchwabFunds

Date:January 12, 2012